Note 6 - Stock-based Compensation (Details) - Fair Value Assumptions - Dec. 31, 2012 - $ / shares	Total
Note 6 - Stock-based Compensation (Details) - Fair Value Assumptions [Line Items]
Expected dividends
Expected term (in years)	6 years
Minimum [Member]
Note 6 - Stock-based Compensation (Details) - Fair Value Assumptions [Line Items]
Expected volatility	65.00%
Exercise price (in Dollars per share)	$ 16.88
Risk-free rate	0.90%
Maximum [Member]
Note 6 - Stock-based Compensation (Details) - Fair Value Assumptions [Line Items]
Expected volatility	75.00%
Exercise price (in Dollars per share)	$ 18.89
Risk-free rate	1.40%